Net Parent Company Investment and Related Party Transactions - Narrative (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Interest income on notes with MTW					$ 15.8	$ 16.6	$ 17.2
Notes receivable, related parties	$ 0.0		$ 0.0		0.0	0.0
Dividend paid to MTW			1,362.0	$ 0.0
Pension obligations assumed	55.6		55.6
Post-retirement medical obligations	6.8		6.8
Net Parent Company Investment
Related Party Transaction [Line Items]
General corporate expense	0.0	$ 5.2	1.6	13.1	24.6	22.1	26.3
Interest income on notes with MTW	0.0	$ 4.6	0.0	9.3	0.6	1.3	0.6
Notes receivable, related parties					70.8	273.9	248.3
Notes payable, related parties					$ 9.9	$ 6.2	$ 12.4
Interest expense on notes with MTW			0.1	$ 0.0
Pension obligations assumed	21.5		21.5
Post-retirement medical obligations	6.8		6.8
Taxes payable	$ 0.6		0.6
Other comprehensive income related to pension and currency translation			$ 47.4